Business Combinations (Details) - Schedule of Components and the Allocation of the Purchase Price - Cascade and Precision [Member] $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Purchase price consideration
Cash paid to Sinclair Members at the close	$ 23,000
Cash contributed to escrow accounts at the close	7,000
Cash paid for excess net working capital	1,430
Stock issued at the close	14,535
Fair value of contingent consideration to be achieved	3,953
Fair value of total consideration transferred	49,918
Total purchase price, net of cash acquired	48,630
Fair value allocation of purchase price
Cash and cash equivalents	1,288
Accounts receivable	897
Inventory	6,761
Prepaid expenses and other current receivables	1,736
Property and equipment, net	970
Right-of-use assets, net	730
Capitalized web costs, net	2
Accounts payable and accrued expenses	(9,223)
Deferred revenue	(5,419)
Long-term debt	(1,961)
Operating lease liabilities, current	(392)
Operating lease liabilities, non-current	(362)
Acquired intangible assets	9,889
Goodwill	45,002
Total purchase price	$ 49,918